Subsequent events	12 Months Ended
Oct. 31, 2018
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Subsequent events
Note 33 Subsequent events

On November 2, 2018, we issued 14 million Non-Cumulative 5-Year Rate Reset Preferred Shares Series BO at a price of $25 per share to raise gross proceeds of $350 million.

On November 24, 2018, we redeemed all 10 million Non-Cumulative First Preferred Shares Series AD at a price of $25 per share.